Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) shares in Millions, $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Ordinary shares | shares	2,019.0
At the end of the previous year | shares	2,019.0
Changes during the period | shares	0.0
At the end of the current year | shares	2,019.0
At the end of the previous year | $	$ 1,736
Changes during the period | $	0
At the end of the current year | $	1,736
Changes during the period | $	$ (9)
At the end of the previous year | shares	85.5
Changes during the period | shares	(23.0)
At the end of the current year | shares	62.5
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares | shares	1,693.0
At the end of the current year | shares	1,693.0
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares	326.0
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year | $	$ (8,980)
Changes during the period | $	2,431
At the end of the current year | $	(6,549)
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year | $	(1,452)
Changes during the period | $	(931)
At the end of the current year | $	$ (2,383)